Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Supplemental Cash Flow Elements [Abstract]
Right-of-Use Asset Obtained in Exchange for Finance Lease Liability	$ 25,656	$ 0
Cash and cash equivalents	35,429	48,457	$ 54,917	$ 71,439
Restricted cash – current (note 17)	1,916	1,858	2,153	1,599
Restricted cash – long-term (note 17)	3,437	2,672	3,437	2,672
Cash and cash equivalents and restricted cash	$ 40,782	$ 52,987	$ 60,507	$ 75,710